UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2017

NFY-QTLY-1217
1.809090.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
New York - 90.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$705
5% 7/1/25	455	539
5% 7/1/26	450	520
5% 7/1/27	540	620
5% 7/1/28	360	410
5% 7/1/29	300	340
5% 7/1/30	575	648
5% 7/1/40	1,000	1,092
5.25% 7/1/35	1,000	1,127
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	475
5% 7/1/25	250	300
5% 7/1/26	500	601
5% 7/1/27	2,000	2,393
5% 7/1/29	500	592
Dorm. Auth. New York Univ. Rev.:
( State Univ. of New York Proj.) Series 2017 A, 5% 7/1/32	1,500	1,797
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,184
(State Univ. of New York Proj.) Series 2017 A, 5% 7/1/34	3,000	3,553
Series 2016 A:
5% 7/1/36	8,000	9,372
5% 7/1/39	6,185	7,199
5% 7/1/41	2,500	2,842
5% 7/1/46	8,000	9,047
5% 7/1/50	6,280	7,076
Dutchess County Local Dev. Corp. Rev.:
( Vassar College, Proj.) Series 2017, 5% 7/1/35	1,100	1,300
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,180
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	655
5% 7/1/27	350	416
5% 7/1/28	500	591
5% 7/1/29	725	855
5% 7/1/31	2,610	3,056
5% 7/1/32	2,660	3,103
5% 7/1/33	2,770	3,219
5% 7/1/34	2,935	3,399
5% 7/1/35	3,000	3,463
5% 7/1/36	1,000	1,152
5% 7/1/40	8,500	9,750
(Vassar College, Proj.) Series 2017:
5% 7/1/36	1,430	1,684
5% 7/1/37	1,705	2,005
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	742
5% 9/1/30	625	768
5% 9/1/31	1,050	1,283
Series 2017 D:
5% 9/1/29	325	402
5% 9/1/30	400	491
5% 9/1/33	525	636
5% 9/1/34	850	1,025
5% 9/1/35	1,300	1,565
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	330
5% 9/15/28	275	328
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,399
5% 10/15/33 (FSA Insured)	300	349
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,254
(Molloy College Proj.):
Series 2009:
5.25% 7/1/18 (Escrowed to Maturity)	1,090	1,120
5.25% 7/1/19 (Escrowed to Maturity)	1,100	1,175
Series 2017:
5% 7/1/32	740	857
5% 7/1/33	475	547
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.25% 2/15/47	6,525	7,229
5.75% 2/15/47	8,820	10,048
Series 2017 A:
5% 2/15/32	4,000	4,780
5% 2/15/33	10,000	11,896
5% 2/15/34	6,000	7,105
5% 2/15/36	4,750	5,586
5% 2/15/37	2,505	2,939
Jefferson County Civic Facilit (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/47 (b)	1,500	1,462
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,016
Series 2009 A, 5.25% 4/1/21	1,945	2,050
Series 2012 A, 5% 9/1/42	2,320	2,553
Series 2012 B:
5% 9/1/25	4,000	4,614
5% 9/1/26	10,065	11,543
5% 9/1/27	10,000	11,409
Series 2014 A, 5% 9/1/35	5,000	5,703
Series 2016 B, 5% 9/1/36	3,500	4,051
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,535
5% 7/1/25	1,000	1,092
5% 7/1/26	1,150	1,255
5% 7/1/27	1,630	1,777
5% 7/1/28	1,015	1,108
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	601
5% 7/1/30	1,125	1,319
5% 7/1/32	1,250	1,451
5% 7/1/33	1,000	1,161
5% 7/1/35	1,000	1,161
5% 7/1/40	4,000	4,624
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	413
5% 5/1/24	750	901
5% 5/1/25	750	912
5% 5/1/26	1,200	1,452
5% 5/1/27	700	841
5% 5/1/29	1,750	2,076
5% 5/1/30	1,000	1,181
5% 5/1/31	1,205	1,416
Monroe County Indl. Dev. Corp.:
( Univ. of Rochester, Proj.) Series 2017 A:
5% 7/1/32	1,215	1,466
5% 7/1/34	1,310	1,560
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,849
5% 12/1/34	760	869
5% 12/1/35	700	798
5% 12/1/36	700	796
(Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,503
5% 7/1/29	1,050	1,256
5% 7/1/30	1,000	1,191
5% 7/1/31	1,200	1,423
5% 7/1/32	1,250	1,475
(Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/31	1,650	2,005
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,256
5% 11/15/51	3,000	3,284
5% 11/15/56	4,000	4,490
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,891
5% 4/1/29	14,040	16,279
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,156
5% 7/1/22	5,500	6,099
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	521
5% 7/1/26	1,500	1,733
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,168
5% 7/1/22	2,000	2,257
5% 7/1/27	2,155	2,383
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,608
5% 7/1/37	4,595	4,942
Series 2014 B:
5% 7/1/23	550	636
5% 7/1/27	1,000	1,147
Series 2014 C, 5% 7/1/26	3,000	3,466
New York City Gen. Oblig.:
Series 2012 A1, 5% 8/1/24	2,400	2,710
Series 2012 G1, 5% 4/1/25	4,300	4,930
Series 2017 A, 5% 8/1/34	5,355	6,309
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	3,048
Series 2009 DD, 6% 6/15/40	1,115	1,150
Series 2009 GG, 5.25% 6/15/40	10,000	10,626
Series 2011 EE:
5.375% 6/15/40	2,310	2,593
5.375% 6/15/43	20,035	22,412
5.5% 6/15/43	4,375	4,913
Series 2012 BB, 5.25% 6/15/44	2,330	2,646
Series 2012 CC, 5% 6/15/45	8,000	9,032
Series 2012 FF, 5% 6/15/24	8,240	9,518
Series 2013 CC, 5% 6/15/47	23,575	26,872
Series 2014 BB, 5% 6/15/46	9,785	11,164
Series 2014 CC, 5% 6/15/47	6,200	7,071
Series 2015 AA, 5% 6/15/44	6,200	7,083
Series 2015 FF, 5% 6/15/32	2,000	2,372
Series 2017 EE, 5% 6/15/37	10,000	11,881
Series 2018 BB, 5% 6/15/31	7,130	8,666
Series GG, 5% 6/15/43	2,700	3,003
5% 6/15/35	10,000	11,669
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/30	9,000	10,884
Series 2008 S1, 5% 1/15/34	10,000	10,084
Series 2009 S1:
5.5% 7/15/38	2,900	2,990
5.625% 7/15/38	2,900	2,993
Series 2009 S3:
5.25% 1/15/26	1,000	1,050
5.25% 1/15/39	6,100	6,397
Series 2009 S5, 5.25% 1/15/39	10,180	10,676
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,985
Series 2016 S1, 5% 7/15/33	2,165	2,529
Series 2016:
5% 7/15/32	15,000	17,668
5% 7/15/35	5,000	5,821
Series S1, 5% 7/15/28	9,000	10,394
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,454
Series 2013 F:
5% 2/1/31	6,000	6,925
5% 2/1/32	5,000	5,760
Series 2013 F1, 5% 2/1/28	11,120	12,930
Series 2014 D1:
5% 2/1/27	5,000	5,912
5% 2/1/28	5,000	5,896
5% 2/1/29	7,500	8,820
5% 2/1/31	4,300	5,015
5% 2/1/32	1,515	1,762
Series 2015 E1, 5% 2/1/41	8,000	9,186
Series 2017 A, 5% 5/1/37	10,000	11,637
Series 2017 B, 5% 8/1/34	2,640	3,115
Series 2017 E, 5% 2/1/33	5,290	6,294
Series 2017 E-1, 5% 2/1/34	4,500	5,326
Series 2017 F:
5% 5/1/32	14,730	17,647
5% 5/1/33	5,000	5,972
5% 5/1/34	7,000	8,315
5% 5/1/35	11,795	13,946
5% 5/1/38	5,000	5,866
Series A, 5% 8/1/28	3,500	4,167
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,675
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,961
5% 11/15/30	2,000	2,373
5% 11/15/33	9,115	10,692
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	936
5% 2/15/37	7,500	8,482
Series 2013 A, 5% 2/15/30	18,985	21,972
Series 2014 A:
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	10
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	21
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	10
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,712
5% 10/1/30	3,355	3,986
Series 2016 G:
5% 10/1/29	2,415	2,916
5% 10/1/30	2,340	2,807
Series 2015 A:
5% 7/1/28	5,000	5,848
5% 7/1/29	5,000	5,806
5% 10/1/29	785	934
5% 5/1/30	3,450	4,023
5% 7/1/30	10,120	11,975
5% 7/1/30	5,000	5,761
5% 10/1/30	535	633
5% 5/1/31	11,000	12,758
5% 7/1/31	15,000	17,217
5% 10/1/31	1,595	1,880
5% 10/1/32	1,550	1,817
Series 2015 B:
5% 7/1/28	1,300	1,550
5% 10/1/28	1,000	1,198
5% 7/1/29	1,400	1,669
5% 10/1/29	1,470	1,747
5% 7/1/30	1,400	1,657
5% 7/1/31	1,400	1,650
5% 7/1/32	1,450	1,700
5% 7/1/33	1,750	2,041
5% 10/1/33	1,010	1,178
5% 10/1/34	1,070	1,243
5% 7/1/40	2,545	2,921
Series 2015:
5% 12/1/19 (a)	1,100	1,165
5% 12/1/20 (a)	1,200	1,300
5% 12/1/21 (a)	800	882
5% 12/1/23 (a)	700	791
5% 12/1/24 (a)	600	684
5% 12/1/27 (a)	1,200	1,353
Series 2016 A:
5% 7/1/31	1,200	1,422
5% 7/1/31	600	718
5% 7/1/32	800	952
5% 7/1/33	800	939
5% 7/1/33	1,800	2,132
5% 7/1/34	650	760
5% 7/1/35	500	582
5% 7/1/41	1,000	1,149
Series 2016 E, 5% 10/1/31	1,945	2,299
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,060	2,254
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,210
5% 7/1/37	6,000	6,576
Series 2009 A, 5% 7/1/22	445	473
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,276
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,464
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,070
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,649
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,936
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,376
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,741
Series 2010 A:
5% 7/1/19	1,500	1,593
5% 7/1/21	7,000	7,681
5% 7/1/22	6,000	6,590
5% 7/1/41	12,000	13,139
Series 2011 A:
5% 5/1/18 (Escrowed to Maturity)	1,000	1,020
5% 5/1/20 (Escrowed to Maturity)	5,590	6,114
5% 5/1/21 (Escrowed to Maturity)	3,140	3,527
5% 5/1/22 (Pre-Refunded to 5/1/21 @ 100)	2,350	2,639
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,220
5% 10/1/23 (FSA Insured)	1,000	1,164
5% 10/1/24 (FSA Insured)	750	871
Series 2012:
5% 7/1/23	1,000	1,155
5% 7/1/38	1,000	1,115
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,666
5% 10/1/27 (FSA Insured)	1,000	1,185
5% 10/1/28 (FSA Insured)	1,000	1,179
Series A, 5.75% 7/1/18	750	774
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev.:
( New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,231
Series 2014 A, 5% 3/15/36	8,180	9,529
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	19,670
Series 2016 B1:
5% 11/15/36	5,000	5,917
5% 11/15/51	10,470	11,974
Series 2016 B2, 5% 11/15/37	12,700	14,972
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,872
Series 2011 D, 5% 11/15/24 (Pre-Refunded to 11/15/21 @ 100)	6,590	7,532
Series 2012 D, 5% 11/15/25	20,000	23,183
Series 2012 H:
5% 11/15/24	1,480	1,719
5% 11/15/24 (Pre-Refunded to 11/15/22 @ 100)	1,810	2,113
5% 11/15/33	3,505	4,026
5% 11/15/42	4,750	5,349
Series 2013 A, 5% 11/15/43	3,250	3,655
Series 2013 E, 5% 11/15/43	15,375	17,442
Series 2014 A1, 5% 11/15/44	8,000	9,066
Series 2014 B, 5.25% 11/15/44	6,300	7,306
Series 2014 D, 5.25% 11/15/44	5,000	5,854
Series 2015 A1:
5% 11/15/40	5,000	5,750
5% 11/15/45	1,200	1,371
Series 2015 B:
5% 11/15/26	1,495	1,795
5% 11/15/28	1,000	1,187
5% 11/15/29	2,125	2,512
Series 2016 A1, 5% 11/15/46	31,830	36,239
Series 2016 B:
5% 11/15/34	1,490	1,746
5% 11/15/35	8,375	9,779
Series 2016, 6.5% 11/15/28	1,860	1,966
5.5% 11/15/18	870	890
New York State Dorm. Auth. Series A:
5% 2/15/34	845	883
5% 2/15/39	1,215	1,268
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10,000	10,491
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	2,021
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,476
5% 1/1/35	6,455	7,454
5% 1/1/41	9,320	10,617
5% 1/1/46	7,285	8,293
5% 1/1/51	23,625	26,640
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,728
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (c)	4,000	4,452
5% 7/1/46 (c)	6,200	6,779
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,917
5% 3/15/34	5,000	5,928
Series 2013 C, 5% 3/15/30	4,540	5,265
Series 2014 A, 5% 3/15/44	3,980	4,567
Series 2015 A, 5% 3/15/45	18,970	22,015
Series 2016, 5% 3/15/32	3,000	3,538
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,942
5% 6/15/24 (FSA Insured)	1,450	1,712
5% 6/15/25 (FSA Insured)	1,670	1,952
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,149
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,237
5% 3/1/21 (FSA Insured)	3,000	3,320
5% 3/1/22 (FSA Insured)	4,000	4,526
5% 3/1/23 (FSA Insured)	2,500	2,877
5% 3/1/24 (FSA Insured)	1,600	1,871
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	875
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,089
Schenectady Cnt Re Co. Re ( Union College, Proj.) Series 2017, 5% 1/1/40	2,600	3,039
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,165
5% 7/1/26	1,280	1,479
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,203
5% 3/1/25	500	611
5% 3/1/26	500	605
5% 3/1/27	350	421
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,345
5% 6/1/29	3,000	3,496
5% 6/1/30	2,500	2,896
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,946
0% 11/15/28	2,500	1,866
Series 2013 A, 5% 11/15/24	4,000	4,722
Series 2013 C:
5% 11/15/27	5,660	6,640
5% 11/15/28	5,935	6,955
5% 11/15/29	6,340	7,408
Series 2015 A, 5.25% 11/15/45	10,820	12,626
Series 2017 B, 5% 11/15/36	5,000	5,989
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,299
5.125% 9/1/40	8,055	8,779
Series 2015:
5% 8/1/26	1,385	1,663
5% 8/1/27	1,600	1,908
5% 8/1/28	1,565	1,848
5% 8/1/32	1,000	1,148
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	355
5% 4/1/30	350	411
5% 4/1/31	335	391
5% 4/1/32	1,000	1,162
5% 4/1/34	1,045	1,205
5% 4/1/35	1,180	1,358
5% 4/1/40	1,400	1,595
5% 4/1/45	2,250	2,550
Yonkers Gen. Oblig.:
Series 2015 A:
5% 3/15/22 (Pre-Refunded to 3/15/21 @ 100)	750	842
5% 3/15/23 (Pre-Refunded to 3/15/21 @ 100)	1,255	1,409
5% 3/15/24 (Pre-Refunded to 3/15/21 @ 100)	1,545	1,735
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	827
5% 8/1/22 (FSA Insured)	510	586
5% 8/1/23 (FSA Insured)	300	351
Series 2015 C, 4% 8/1/18 (FSA Insured)	630	643
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,869
5% 9/1/27 (FSA Insured)	3,755	4,419
5% 8/1/28 (FSA Insured)	2,060	2,408
5% 9/1/28 (FSA Insured)	3,945	4,615
5% 8/1/29 (FSA Insured)	1,500	1,745
5% 9/1/29 (FSA Insured)	4,150	4,835
5% 8/1/30 (FSA Insured)	1,500	1,737
5% 9/1/30 (FSA Insured)	4,365	5,062

TOTAL NEW YORK		1,580,019

New York And New Jersey - 5.9%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,736
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,344
185th Series:
5% 9/1/26 (c)	10,150	11,887
5% 9/1/27 (c)	6,200	7,321
5% 9/1/28 (c)	7,350	8,628
85th Series, 5.375% 3/1/28	6,280	7,685
Series 202, 5% 10/15/36 (c)	5,455	6,337

TOTAL NEW YORK AND NEW JERSEY		101,938

TOTAL MUNICIPAL BONDS
(Cost $1,621,581)		1,681,957
TOTAL INVESTMENT IN SECURITIES - 96.5%
(Cost $1,621,581)		1,681,957
NET OTHER ASSETS (LIABILITIES) - 3.5%		61,523
NET ASSETS - 100%		$1,743,480

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,359,000 or 0.6% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017